SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	¥ 23,136	¥ 17,047
Consumption tax receivable		27,734
Refund of taxes and public dues		89
Others	155	109
Total	¥ 23,291	¥ 44,979